Derivatives - Gain or loss on fair value hedges (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain or loss on fair value hedges [Line Items]
Gains and losses on fair value hedges (hedged items)		₩ (124,140)	₩ (2,718)	₩ (267,323)
Gains and losses on fair value hedges (hedging instruments)		156,904	(2,486)	277,571
Hedge ineffectiveness recognized in profit or loss	[1]	32,764	(5,204)	10,248
Interest rate swap
Gain or loss on fair value hedges [Line Items]
Gains and losses on fair value hedges (hedged items)	[2]	(120,061)	(45,264)	(271,425)
Gains and losses on fair value hedges (hedging instruments)	[2]	138,277	42,787	282,835
Foreign Exchange Risk
Gain or loss on fair value hedges [Line Items]
Gains and losses on fair value hedges (hedged items)	[2]	278	44,094	4,102
Gains and losses on fair value hedges (hedging instruments)	[2]	14,686	(46,382)	(5,264)
Other price risk [member]
Gain or loss on fair value hedges [Line Items]
Gains and losses on fair value hedges (hedged items)	[2]	(4,357)	(1,548)
Gains and losses on fair value hedges (hedging instruments)	[2]	3,941	1,109
Hedge ineffectiveness recognized in profit or loss	[1],[2]	(416)	(439)
Interest rate risk
Gain or loss on fair value hedges [Line Items]
Hedge ineffectiveness recognized in profit or loss	[1],[2]	18,216	(2,477)	11,410
Foreign exchange risk
Gain or loss on fair value hedges [Line Items]
Hedge ineffectiveness recognized in profit or loss	[1],[2]	₩ 14,964	₩ (2,288)	₩ (1,162)

[1]	Hedging ineffectiveness represents the difference between the changes in fair value of the hedging instruments and the hedged items.
[2]	The related account categories are presented in the amounts of interest rate swap assets and liabilities, currency forward assets and liabilities, and equity option liabilities.